Stock Option Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Expected volatility	58.20%	50.60%	58.50%
Expected dividends	0.00%		0.00%
Expected term (in years)	5 years
Risk-free rate	0.42%
Fair value of common stock on grant date	$ 2.36		$ 1.25
Minimum [Member]
Expected volatility			52.40%
Expected term (in years)			5 years 2 months 1 day
Risk-free rate			0.11%
Maximum [Member]
Expected volatility			70.00%
Expected term (in years)			10 years
Risk-free rate			0.48%